UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21469

                         MEZZACAPPA LONG/SHORT FUND, LLC
               (Exact name of registrant as specified in charter)

                                    --------


                          630 Fifth Avenue, Suite 2600
                               New York, NY 10111
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-DIAL-SEI

                     DATE OF FISCAL YEAR END: MARCH 31, 2006

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.



MEZZACAPPA LONG/SHORT
FUND, LLC
FINANCIAL STATEMENTS (UNAUDITED)
SEMI-ANNUAL REPORT
FOR THE SIX MONTH PERIOD ENDED
SEPTEMBER 30, 2005

MEZZACAPPA LONG/SHORT FUND, LLC
CONTENTS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                            PAGE

FINANCIAL STATEMENTS (UNAUDITED)

Schedule of Investments ...................................................    2

Statement of Assets and Liabilities .......................................    4

Statement of Operations ...................................................    5

Statements of Changes in Members' Capital .................................    6

Statement of Cash Flows ...................................................    7

Notes to the Financial Statements .........................................    8

Managers and Officers of the Fund .........................................   15

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (212) 332-2000; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.


MEZZACAPPA LONG/SHORT FUND, LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005
----------------------------------------------------------------------------------------------------------
           INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Long/Short Equity       70.5%
Emerging Markets        11.7%
Event Driven             7.2%
Macro                   10.6%

                                                                                  % OF NET
PORTFOLIO FUNDS                                       COST            VALUE        ASSETS*    LIQUIDITY**
----------------------------------------------------------------------------------------------------------
LONG/SHORT:
Blenheim Commodity Fund, Ltd.                     $  2,500,000    $  2,427,126      1.23%    Monthly
Braddock Partners Offshore, Ltd.                     5,000,000       5,033,510      2.55%    Annually
Contrarian Equity Offshore Fund, Ltd.                9,500,000      11,414,421      5.78%    Quarterly
Corsair Capital Investors, Ltd.                      6,750,000       7,854,694      3.98%    Quarterly
Courage Special Situations Offshore Fund, Ltd.      11,000,000      11,988,489      6.07%    Quarterly
ECF Value Fund International, Ltd.                  10,500,000      11,806,177      5.98%    Quarterly
Eminence Fund, Ltd.                                  9,752,098      12,702,397      6.43%    Semi-Annually
FBR Small Cap Fund                                   4,505,437       5,238,336      2.65%    Daily
FPA Crescent Fund LLC                                2,910,786       3,266,733      1.65%    Daily
FPA Hawkeye Fund LLC                                 7,000,000       8,196,897      4.15%    Quarterly
Front Street Energy and Power
    Performance Offshore Fund LLC                    3,900,000       5,496,504      2.78%    Monthly
Gramercy Emerging Markets, Ltd.                      8,500,000       8,457,356      4.28%    Semi-Annually
Lafayette Street Fund Offshore, Ltd.                   650,000         808,424      0.41%    Quarterly
Seminole Offshore Fund, Ltd.                         9,700,000      10,942,906      5.54%    Quarterly
Stadia Consumer Fund, Ltd.                          10,000,000       9,965,955      5.05%    Quarterly
Third Avenue International Value Fund                6,567,659       7,559,723      3.83%    Daily
Torrey Pines Fund, Ltd.                              3,461,432       3,696,047      1.87%    Monthly
Viking Global Equities III, Ltd.                    10,467,732      12,738,020      6.45%    Quarterly
                                                  ---------------------------------------
          TOTAL LONG/SHORT                         122,665,144     139,593,715     70.68%
                                                  ---------------------------------------

    The accompanying notes are an integral part of the financial statements.


MEZZACAPPA LONG/SHORT FUND, LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005
----------------------------------------------------------------------------------------------------------

                                                                                  % OF NET
PORTFOLIO FUNDS (CONTINUED)                           COST            VALUE        ASSETS*    LIQUIDITY**
----------------------------------------------------------------------------------------------------------
EMERGING MARKETS:
Forum Absolute Return Fund, Ltd.                  $ 10,000,000    $ 10,541,953      5.34%    Quarterly
Spinnaker Global Emerging Markets Fund, Ltd.         4,500,000       5,583,344      2.82%    Quarterly
Spinnaker Global Opportunity Fund, Ltd.              6,000,000       6,988,243      3.54%    Quarterly
                                                  ---------------------------------------
          TOTAL EMERGING MARKETS                    20,500,000      23,113,540     11.70%
                                                  ---------------------------------------
MACRO:
Wexford Offshore Catalyst Fund, Ltd.                 9,200,000      11,567,577      5.85%    Quarterly
Wexford Offshore Distressed Fund, Ltd.               5,000,000       5,622,281      2.85%    Quarterly
Wexford Offshore Spectrum Fund, Ltd.                 3,000,000       3,834,137      1.94%    Quarterly
                                                  ---------------------------------------
          TOTAL MACRO                               17,200,000      21,023,995     10.64%

EVENT DRIVEN:
Contrarian Fund I Offshore, Ltd.                     7,500,000       8,806,008      4.46%    Annually
Stanfield Offshore Leveraged Assets I, Ltd.          4,197,570       5,375,154      2.72%    Quarterly
                                                  ---------------------------------------
          TOTAL EVENT DRIVEN                        11,697,570      14,181,162      7.18%
                                                  ---------------------------------------
          TOTAL PORTFOLIO FUNDS                   $172,062,714    $197,912,412    100.20%
                                                  =======================================

*Percentages are based on Members' Capital as of September 30, 2005.

**Available frequency of redemptions after any applicable lock-up period, which range from zero to two years.

The aggregate cost of investments for tax purposes was $172,062,714. Net unrealized appreciation on investments for tax purposes was $25,849,698 consisting of $25,999,261 of gross unrealized appreciation and $(149,563) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 100.20% of members' capital, have been valued in accordance with procedures established by the Board of Managers.

    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2005
-----------------------------------------------------------------------------------------

ASSETS
Investments in portfolio funds, at value (cost $172,062,714)                 $197,912,412
Cash and cash equivalents                                                       1,133,784
Other assets                                                                       69,942
                                                                             ------------
            Total assets                                                      199,116,138
                                                                             ------------

LIABILITIES
Incentive fee payable                                                             817,016
Investment Manager fees payable                                                   605,906
Administration fees payable                                                        53,491
Board of Managers' fees payable                                                     7,500
Accrued expenses                                                                  105,935
                                                                             ------------
            Total liabilities                                                   1,589,848
                                                                             ------------

            NET ASSETS                                                       $197,526,290
                                                                             ============

MEMBERS' CAPITAL - NET ASSETS
Represented by:
Capital contributions, net of repurchases                                    $167,102,833
Accumulated net realized gain on investments, less expenses                     4,573,759
Accumulated net unrealized appreciation on investments in portfolio funds      25,849,698
                                                                             ------------
            MEMBERS' CAPITAL                                                 $197,526,290
                                                                             ============

    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 2005
---------------------------------------------------------------------------------------------
Investment Income:
      Interest                                                                   $     35,640
                                                                                 ------------
            Total investment income                                                    35,640
                                                                                 ------------

Expenses:
      Incentive fee                                                                   817,016
      Investment management fee                                                       721,117
      Administration fees                                                             106,658
      Professional fees                                                                50,000
      Board of Managers' fees                                                          30,000
      Custodian fees                                                                    9,616
      Insurance fees                                                                    6,000
      Other expenses                                                                   13,000
                                                                                 ------------
            Total Expenses                                                          1,753,407
                                                                                 ------------
Net Investment Loss                                                                (1,717,767)
                                                                                 ------------

Realized and Unrealized Gain on Investments:
      Net realized gain on investments                                              1,433,036
      Net change in unrealized appreciation on investments in Portfolio Funds      10,550,704
                                                                                 ------------
Net Realized and Unrealized Gain on Investments                                    11,983,740
                                                                                 ------------

Net Income                                                                       $ 10,265,973
                                                                                 ============

    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED) AND YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------

For the Six Month Period Ended September 30, 2005 (Unaudited)

FROM INVESTMENT ACTIVITIES:
Net investment loss                                               $  (1,717,767)
Net realized gain on investments                                      1,433,036
Net change in unrealized appreciation
    on investments in Portfolio Funds                                10,550,704
                                                                  -------------
       Net increase in in Members' Capital derived
          from investment activities                                 10,265,973
                                                                  -------------
MEMBERS' CAPITAL TRANSACTIONS
Cost of Interests Repurchased                                                --
                                                                  -------------

Net Increase in Members' Capital                                     10,265,973
Members' Capital, March 31, 2005                                    187,260,317
                                                                  -------------
Members' Capital, September 30, 2005                              $ 197,526,290
                                                                  =============

For the Year Ended March 31, 2005

FROM INVESTMENT ACTIVITIES:
Net investment loss                                               $  (3,133,167)
Net realized gain on investments                                      8,494,910
Net change in unrealized appreciation
    on investments in Portfolio Funds                                 9,693,762
                                                                  -------------
       Net increase in in Members' Capital derived
          from investment activities                                 15,055,505
                                                                  -------------
MEMBERS' CAPITAL TRANSACTIONS
Cost of Interests Repurchased                                       (14,361,123)
                                                                  -------------

Net Increase in Members' Capital                                        694,382
Members' Capital, March 31, 2004                                    186,565,935
                                                                  -------------
Members' Capital, March 31, 2005                                  $ 187,260,317
                                                                  =============

    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

CASH FLOWS USED IN OPERATING ACTIVITIES
Net income                                                         $ 10,265,973
Adjustments to reconcile net income to net
       cash provided by operating activities:
             (Increase) Decrease in assets:
                   Investment in portfolio funds    (17,998,274)
                   Prepaid investments                5,000,000
                   Receivable for investments sold    2,909,162
                   Other assets                           9,193
             Increase (Decrease) in liabilities:
                   Incentive fees payable              (603,968)
                   Administration fees payable          (51,338)
                   Investment Manager fees payable      253,198
                   Board of Managers' fees payable      (30,000)
                   Accrued expenses                         (46)
                                                    -----------
Total adjustments                                                   (10,512,073)
                                                                   ------------
Net cash used in operating activities                                  (246,100)
                                                                   ------------
CASH FLOWS FROM FINANCING ACTIVITIES
Cost of interests repurchased                        (1,451,923)
                                                    -----------
Net cash used in financing activities                                (1,451,923)
                                                                   ------------
Net decrease in cash equivalents                                     (1,698,023)

CASH AND CASH EQUIVALENTS
BEGINNING OF PERIOD                                                   2,831,807
                                                                   ------------
END OF PERIOD                                                      $  1,133,784
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Mezzacappa Long/Short Fund, LLC (the "Fund") is a limited liability company organized under the laws of the state of Delaware in August of 2003 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund commenced operations on January 1, 2004. The Fund's term is perpetual unless the Fund is otherwise terminated under the terms of the Limited Liability Company Agreement ("Operating Agreement").

      The Fund's investment objective is to generate long-term capital appreciation with lower volatility than the broad equity markets. The Fund seeks to accomplish this objective by allocating its assets among a diverse group of selected portfolio funds ("Portfolio Funds") managed by third party investment advisers ("Portfolio Managers") that specialize primarily in long and short equity investing in publicly traded companies. The Portfolio Managers invest in a wide range of securities, financial instruments and markets in accordance with the investment objective of each Portfolio Fund.

      The Board of Managers of the Fund (the "Board") has overall responsibility for the management and supervision of the operations of the Fund. Two-thirds of the Board are persons who are independent with respect to the Fund. The independent managers are each paid by the Fund an annual retainer of $20,000 plus $2,500 per meeting attended plus reasonable out-of-pocket expenses in consideration for their attendance at meetings of the Board of Managers, and any committees thereof, and other services they may provide to the Fund.

      Mezzacappa Investors, LLC (the "Investment Manager"), a limited liability company formed under the laws of the State of Delaware, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as the Investment Manager of the Fund subject to the ultimate supervision of and any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of the significant accounting policies followed by the Fund:

      A.    USE OF ESTIMATES

            The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      B.    PORTFOLIO VALUATION

            The Fund computes its net asset value as of the last day of each month. In determining its net asset value, the Fund will value its investments as of such month end. The net asset value of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses. The net asset value of any Member's Interest on any date will be equal to that Member's capital account balance, after giving effect to all allocations that are made as of that date.

            Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, in accordance with procedures approved by the Board. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in a Portfolio Fund represents the amount that the Fund could reasonably expect to receive from any Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio.

            Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

            If subadvisers are engaged to manage a portion of the Fund's assets, or if the Fund holds any securities other than interests in Portfolio Funds, the Fund will generally value the portfolio securities on U.S. exchange-listed and NASDAQ-traded equity securities (other than options) at their closing composite sale prices as reported on the exchange on which those securities are primarily traded. If no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by those exchanges. Securities traded on a non-U.S. securities exchange are valued at their closing sale prices on the exchange on which the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Listed options are valued at their bid prices (or ask prices in the case of listed options held short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by, or under the supervision of, the Board.

      C.    INCOME RECOGNITION AND EXPENSES

            Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Portfolio Fund.

            Distributions from Portfolio Funds are classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from a Portfolio Fund are not available, such distribution is classified as investment income.

            The Fund bears its own expenses, including, but not limited to: taxes; organizational, registration, offering and investment-related expenses; administrative fees and expenses; legal expenses; internal and external accounting; audit and tax preparation expenses; travel-related expenses of the Independent Managers; costs of insurance; and other expenses associated with the operation of the Fund.

      D.    INCOME TAXES

            The Fund intends to be treated as a partnership for federal income tax purposes. Each member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

      E.    DISTRIBUTION POLICY

            The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

      F.    CASH AND CASH EQUIVALENTS

            The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. Cash equivalents are valued at cost plus accrued interest which approximates fair value. All cash is invested overnight in a short-term time deposit with the Fund's custodian.

3.    INVESTMENT IN INVESTMENT FUNDS

      The Fund has the ability to liquidate its investments periodically, ranging from daily to annually, depending on the provisions of the respective underlying Portfolio Fund's governing agreements. Contribution requirements may also vary based on each Portfolio Fund's governing agreements. Investment advisers of the funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Fund's investment, as well as incentive fees and allocations based upon profits earned by the Fund. These fees are deducted directly from the Fund's investment fund balance in accordance with each Portfolio Fund's governing agreement. During the six month period ended September 30, 2005, fees for these services ranged from 1.0% to 2.0% annually for management fees and up to 25% (generally 20%) for incentive fees and allocations. While certain of the underlying Portfolio Funds are formed in countries other than the United States, they invest principally in United States equity securities.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

4.    MEMBERS' CAPITAL ACCOUNTS

      A separate capital account is maintained for each Member of the Fund. At the end of each fiscal period, any net profit or net loss of the Fund, as the case may be, is allocated to the capital accounts of all of the Members of the Fund in accordance with their respective Investment Percentages. If a Member has made more than one capital contribution to the Fund, each such capital contribution is treated as a separate Capital Account for purposes of such allocation.

      A.    CONTRIBUTIONS

            Each Member must subscribe for a minimum initial investment in the Fund of $2,000,000 subject to the sole discretion of the Board to accept lesser amounts. The Board may, in its discretion and subject to applicable law, cause the Fund to repurchase the entire Interest of the Member if the Member's capital account balance in the Fund, as a result of repurchase of transfer requests by the Member, is less than $2,000,000. The Board, on behalf of the Fund, may accept subscriptions for Interests effective as of the first day of each month.

      B.    REDEMPTIONS AND REPURCHASES OF INTERESTS BY THE FUND

            No Member has the right to require the Fund to redeem its interest in the Fund (an "Interest"). Subject to a determination by the Board, as discussed below, the Fund may from time to time offer to repurchase Interests pursuant to written tenders by Members. These repurchases will be made at such times, in such amounts, and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Interests, the Board will consider the recommendations of the Investment Manager as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Investment Manager expects that it will recommend to the Board that the Fund offer to repurchase Interests from Members of up to 25% of the Fund's assets on December 31 of each year. Notwithstanding the foregoing, the Fund will not repurchase any Interest or portion of an Interest that has been held by the tendering Member for less than one year.

5.    INVESTMENT MANAGEMENT FEE, INCENTIVE FEE, RELATED PARTY TRANSACTIONS AND
      OTHER

      The Fund pays the Investment Manager a monthly fee of 0.0625% (0.75% on an annualized basis) of the month-end capital account balance of each Member, before giving effect to repurchases or the Incentive Fee, and after giving effect to other Fund expenses.

      The Investment Manager is entitled to receive an incentive fee. Generally, at the end of each fiscal year, an amount equal to 10% of the net profits, if any, allocated to each Member's capital account during the year in excess of the Preferred Return (as defined herein), net of such Member's pro rata share of the Investment Management Fee, will be paid to the Investment Manager. Such amount paid to the Investment Manager is referred to as the "Incentive Fee." No Incentive Fee is paid, however, with respect to a Member's capital account until any prior losses of such Member have been recovered. An Incentive Fee will also be determined in respect of a Member and paid to the Investment Manager at the time of repurchase of a Member's Interest and upon liquidation of the Fund. Any Incentive Fee to be determined and paid in respect of a period of less than 12 months will be based upon a pro-rated Preferred Return.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

5. INVESTMENT MANAGEMENT FEE, INCENTIVE FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

      The Preferred Return for any Member for any Incentive Fee Period means an amount determined by applying an annual percentage rate equal to the 1-year Treasury constant maturity interest rate to the capital account balance as of the beginning of the applicable Incentive Fee Period for the period beginning on the first day of the Incentive Fee Period and ending on the last day of the Incentive Fee Period (calculating on the basis of the actual number of days elapsed during such period in a year of 360 days). The 1-year Treasury constant maturity interest rate used for this purpose will be the average (rounded to two decimal places) of the monthly average 1-year Treasury constant maturity interest rate for January, February, and March of the preceding Fiscal Year as reported in PUBLICATION H.15, SELECTED INTEREST RATES, published by the Federal Reserve System.

      The Fund has retained SEI Investments Global Funds Services (the "Administrator") to provide certain administrative and investor services to the Fund. For its services, the Fund pays the Administrator a monthly fee of 0.12% to 0.09% (on an annualized basis), of the Fund's month-end net asset value. The Fund also reimburses the Administrator for certain out-of-pocket expenses.

      SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets. For its services, the Fund pays the Custodian a monthly fee computed at an annualized rate of 0.01% of the Fund's month-end net asset value.

6.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

7.    CONCENTRATION OF RISK

      The Fund invests primarily in Portfolio Funds that generally will not be registered as investment companies under the 1940 Act. The Fund, as an investor in these Portfolio Funds, will not have the benefit of protections afforded by the 1940 Act to investors in registered investment companies. Although the Investment Manager receives information from each Portfolio Fund regarding its investment performance and investment strategy, the Investment Manager may have little or no means of independently verifying this information. Portfolio Funds may use proprietary investment strategies that are not fully disclosed to the Investment Manager and that may involve risks under some market conditions that are not anticipated by the Investment Manager. The performance of the Fund depends on the success of the Investment Manager in selecting Portfolio Funds for investment by the Fund and the allocation and reallocation of Fund assets among those Portfolio Funds. Past results of Portfolio Managers selected by the Investment Manager are not necessarily indicative of future performance. No assurance can be made that profits will be achieved or that substantial losses will not be incurred.


MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------------------------------------------------

8.    INVESTMENT TRANSACTIONS

      For the six month period ended September 30, 2005, purchases and sales of investments (except for short-term securities) were $14,100,000 and $8,072,526, respectively.

9.    FINANCIAL HIGHLIGHTS

      The following represents ratios to average Members' capital and other supplemental information for Members.

                                                      FOR THE SIX MONTH                                   JANUARY 1, 2004
                                                         PERIOD ENDED                FOR THE              (COMMENCEMENT OF
                                                      SEPTEMBER 30, 2005           YEAR ENDED           OPERATIONS) THROUGH
                                                         (UNAUDITED)             MARCH 31, 2005            MARCH 31, 2004
                                                      ------------------         --------------         -------------------
      TOTAL RETURN (1)
      Total Return, before incentive fee                   5.92%(4)                   8.90%                   2.80%(4)
      Total Return, after incentive fee                    5.48%(4)                   8.12%                   2.56%(4)

      Net assets, end of period (000's)                $197,526                   $187,260                $186,566

      RATIO TO AVERAGE NET ASSETS (1):
           Expenses (2)                                    1.83%(3)                   1.81%                   1.18%(3)
           Net investment loss                            (1.80)%(3)(5)              (1.67)%(5)              (1.16)%(3)(5)

      Portfolio turnover rate                              4.27%(4)                  58.19%                   3.62%(4)

(1) The expense ratio, the net investment loss ratio and the total return ratios are calculated for the limited interest members taken as a whole. The computation of the above ratios is based on the amount of expense and incentive fee assessed to an individual Member's capital and may vary from these ratios based on the timing of capital transactions.
(2) Does not include expenses of the Portfolio Funds in which the Fund invests.
(3)   Annualized.
(4)   Not annualized.
(5)   The net investment loss ratio includes the effects of the incentive fee.

MEZZACAPPA LONG/SHORT FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

10.   SUBSEQUENT EVENT

      On October 24, 2005, the Fund offered to purchase up to 5% of its outstanding interests from those members who tendered their interests, or parts thereof, prior to November 21, 2005. As of that date, one limited member tendered an interest in the amount of $1,500,000 which will be paid in accordance with the terms of the tender offer on December 31, 2005.

MEZZACAPPA LONG/SHORT FUND, LLC
630 Fifth Avenue, Suite 2600
New York, New York 10111

BOARD OF MANAGERS
Damon Mezzacappa
Jeremy Sillem
Hans C. Mautner

OFFICERS
Damon Mezzacappa, President
Christopher Nagle, Secretary and Treasurer

INVESTMENT MANAGER
Mezzacappa Investors, LLC
630 Fifth Avenue, Suite 2600
New York, New York 10111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018

LEGAL COUNSEL
Tannenbaum Helpern Syracuse & Hirschtritt LLP
900 Third Avenue
New York, New York 10022

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 Mezzacappa Long/Short Fund, LLC


By (Signature and Title)*                    /s/ Damon Mezzacappa
                                             -----------------------------
                                             Damon Mezzacappa
                                             Chief Executive Officer

Date: December 1, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Damon Mezzacappa
                                             -----------------------------
                                             Damon Mezzacappa
                                             Chief Executive Officer

Date: December 1, 2005


By (Signature and Title)*                   /s/ Christopher S. Nagle
                                            -----------------------------
                                            Christopher S. Nagle
                                            Secretary/Treasurer


Date: December 1, 2005

* Print the name and title of each signing officer under his or her signature.